Income Taxes (Tables)	12 Months Ended
Jan. 31, 2026
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Summary of Income Tax Expense
Details of income tax expense (recovery) were as follows:

	Years ended
	January 31, 2026	January 31, 2025
		Reclassified (Note 2)
Current income tax expense (recovery)
Related to current year	$86.1	$86.3
Related to prior years	(24.0)	(3.6)
	62.1	82.7
Deferred income tax expense (recovery)
Temporary differences	(17.1)	(22.0)
(Decrease) increase in valuation allowance	(19.9)	29.7
	(37.0)	7.7
Income tax expense	$25.1	$90.4

Schedule of Reconciliation of Income Taxes Computed at Canadian Statutory Rates to Income Tax Expense
The reconciliation of income taxes computed at the Canadian statutory rates to income tax expense (recovery) recorded was as follows:

	Years ended
	January 31, 2026		January 31, 2025
			Reclassified (Note 2)
Income taxes calculated at statutory rates	$96.9	26.5%	$41.1	26.5%
Increase (decrease) resulting from:
Income tax rate differential of foreign subsidiaries	(12.1)		(5.1)
(Decrease) increase in valuation allowance	(19.9)		29.7
Recognition of income taxes on foreign currency translation	(14.8)		18.1
Recognition of income taxes on inflation	(4.8)		(7.4)
Permanent differences [a]	(27.7)		16.7
Impairment not subject to tax	27.0		—
Recognition of tax incentives	(26.4)		(4.4)
Adjustments in respect of prior years and other	6.9		1.7
Income tax expense	$25.1		$90.4
[a]
The permanent differences result mainly from the foreign exchange (gain) loss on long-term debt denominated in U.S. dollars.

Components of Deferred Income Taxes Asset (Liability)
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred income tax assets (liabilities) were as follows, as at:

	January 31, 2026	January 31, 2025

Related to current assets and liabilities
Inventories	$74.2	$78.7
Income taxes and investment tax credits receivable	(2.3)	(3.0)
Trade payables and accruals	24.2	20.2
Provisions	133.3	143.4
Other financial liabilities	4.1	15.3
Lease liabilities	13.5	12.5
Deferred revenues	12.2	13.7
Other financial asset	(5.0)	(8.0)
Other	6.7	2.3
	260.9	275.1
Related to non-current assets and liabilities
Property, plant and equipment	(31.0)	(99.0)
Intangible assets	(39.1)	(52.5)
Right-of-use assets	(43.3)	(42.3)
Provisions	26.7	35.0
Long-term debt	10.9	26.5
Lease liabilities	45.3	35.6
Deferred revenues	19.7	20.4
Employee future benefit liabilities	41.8	37.5
Other non-current liabilities	(1.4)	(6.0)
Other	10.8	19.2
	40.4	(25.6)
Related to non-capital losses carried forward	126.9	89.1
Related to capital losses carried forward	41.3	29.3
	469.5	367.9
Unrecognized tax benefits	(67.7)	(81.0)
Total	$401.8	$286.9